10A. VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 76	$ 18
Additions / (Adjustments)	19	58
Balance	$ 95	$ 76